Cover	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	Paranovus Entertainment Technology Ltd.
Entity Central Index Key	0001751876
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--03-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	true
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Mar. 31, 2025
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	66,724,675
Document Annual Report	true
Document Transition Report	false
Entity File Number	333-230170
Entity Incorporation State Country Code	E9
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Icfr Auditor Attestation Flag	false
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm Id	6907
Security 12b Title	Class A ordinary shares, par value US$0.01 per share
Trading Symbol	PAVS
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	250 Park Avenue
Entity Address Address Line 2	7th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10177
Local Phone Number	951-9074
Contact Personnel Name	Xiaoyue (Zoe) Zhang
City Area Code	516
Contact Personnel Email Address	zoe@pavs.ai